Research and Development Expenses	6 Months Ended
Jun. 30, 2026
Research and Development Expenses
Research and Development Expenses

15.  Research and Development Expenses

Research and development expenses are summarized as follows:

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Clinical trial related costs	30,722	38,019
Personnel compensation and related costs (note)	41,083	30,063
Other research and development expenses	6,978	3,908
	78,783	71,990

Research and development expenses include expenditures for collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the six months ended June 30, 2026 and 2025, the Group has incurred US$6.3 million and US$3.2 million respectively, related to such collaborative arrangements.

Note: Personnel compensation and related costs mainly included clinical and regulatory, discovery, chemistry, manufacturing and controls functions. A portion of these costs are absorbed in inventory costs based on commercial production and are not included in research and development expenses.